Long-Term Debt, net (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt, net - Consolidated statement of financial position
	Borrower	Loan Balance	Unamortized Debt Discount	Total Borrowings
(a)	Devocean Maritime LTD., Domina Maritime LTD. & Dulac Maritime S.A.	24,937	(101)	24,836
(b)	Artful Shipholding S.A. & Longevity Maritime Limited	16,723	(21)	16,702

	Total at December 31, 2017	41,660	(122)	41,538
	Less: Current Portion	(41,660)	122	(41,538)
	Long-Term Portion	-	-	-

	Total at December 31, 2016	65,778	(206)	65,572
	Less: Current Portion	(23,634)	84	(23,550)
	Long-Term Portion	42,144	(122)	42,022

Long-Term Debt, net - Annual loan principal paymetns

The contractual annual loan principal payments per bank loan to be made subsequent to December 31, 2017, assuming that the banks will not demand the repayment of the loans before their maturity, were as follows:

	(a)	(b)
	HSH Bank	DVB Bank		Total
December 31		Tranche (A)	Tranche (B)
2018	2,774	8,380	1,249	12,403
2019	22,163	-	7,094	29,257
2020 and thereafter	-	-	-	-
Total	24,937	8,380	8,343	41,660

The contractual annual loan principal payments per bank loan to be made subsequent to December 31, 2016, were as follows:

	(a)	(b)		(d)	(f)
	HSH Bank	DVB Bank		Firment Trading	Silaner Investments	Total
December 31		Tranche (A)	Tranche (B)	Limited	Limited
2017	2,774	1,760	1,665	17,435	-	23,634
2018	2,774	7,940	1,665	-	3,115	15,494
2019	20,388	-	6,262	-	-	26,650
2020 and thereafter	-	-	-	-	-	-
Total	25,936	9,700	9,592	17,435	3,115	65,778